Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Assets
Short-term investments (a)	$ 1	$ 0
Derivative Asset	1	0
Liabilities
Derivative financial instruments	13	10
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	8,939	9,513
Restricted cash	38	179
Total	9,177	9,692
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Short-term Investments
Assets
Short-term investments (a)	200
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Derivative financial instruments
Assets
Derivative Asset	0	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Cash and cash equivalents		0
Restricted cash	0
Total	1
Liabilities
Total	13	10
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative Asset	1	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	13	10
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Liabilities
Total	0	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Short-term Investments
Assets
Short-term investments (a)	0
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Derivative financial instruments
Assets
Derivative Asset	$ 0	$ 0